Income Taxes - Additional Information (Detail) - USD ($)	3 Months Ended		6 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Apr. 01, 2017	Mar. 31, 2017
Income Taxes [Line Items]
Provision for (benefit from) income taxes	$ 421,000	$ (11,000)	$ 878,000	$ 854,000
Income (loss) before income taxes	(918,000)	$ 292,000	(2,361,000)	$ 1,401,000
Liabilities for uncertain tax positions	4,900,000		4,900,000			$ 0
Accrued interest or penalties related to uncertain tax positions	0		0			$ 0
ASU 2016-09 [Member]
Income Taxes [Line Items]
Increase in accumulated deficit and additional paid-in-capital					$ 100,000
US and South Africa [Member]
Income Taxes [Line Items]
Excess tax benefits related to exercise of share options	$ 3,000,000		$ 4,200,000